Vanguard® Multi-Sector Income Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.0%)
	United States Treasury Note/Bond	1.875%	2/15/2041	61	43
	United States Treasury Note/Bond	2.500%	2/15/2046	207	144
	United States Treasury Note/Bond	2.750%	7/31/2027	3,158	3,122
	United States Treasury Note/Bond	3.250%	6/30/2029	420	415
	United States Treasury Note/Bond	3.625%	12/31/2030	380	378
[1,2]	United States Treasury Note/Bond	3.750%	6/30/2027–4/15/2028	2,237	2,247
	United States Treasury Note/Bond	3.875%	12/31/2032	280	279
	United States Treasury Note/Bond	4.125%	1/31/2027–3/31/2029	3,118	3,142
	United States Treasury Note/Bond	4.375%	11/15/2039	364	360
	United States Treasury Note/Bond	4.500%	5/15/2027	1,231	1,247
	United States Treasury Note/Bond	4.625%	5/15/2044	543	534
Total U.S. Government and Agency Obligations (Cost $11,918)					11,911
Asset-Backed/Commercial Mortgage-Backed Securities (8.2%)
Canada (0.1%)
[3,4]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	153	153
Cayman Islands (0.2%)
[3,4]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	150	151
[3,4,5]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	100	100
[3,4]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	100	100
					351
Jersey, C.I. (0.1%)
[3,4,6]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	150	150
United States (7.8%)
[3,4]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	280	281
[3,4]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	120	120
[3,4]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	232	234
[4]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	375	385
[3,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	395	390
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	100	98
[3,4]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	100	97
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	375	393
[3,4]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	100	100
[3,4]	BX Trust Series 2019-OC11	3.202%	12/9/2041	375	356
[3,4]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	60	61
[3,4,5]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	150	150
[4]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	375	380
[4]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	375	383
[3,4]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	375	380
[3,4]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	159	159
[3,4]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	250	251
[3,4]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	375	378
[3,4,5]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	179	180
[3,4]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	375	370
[3,4]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	120	120
[3,4]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	220	221
[4]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	230	230
[3,4]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/2042	100	102
[4]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	110	111
[3,4]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	30	30
[3,4,5,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	240	240
[4]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	50	50
[3,4]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	100	100
[3,4]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	100
[3,4]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	223	225
[4]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	60	60
[3,4]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	100	100
[3,4]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	374	381
[3,4]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	254
[3,4]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	150	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	100	100
[3,4]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	93	93
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	325	343
[3,4]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	97	97
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	100	100
[3,4]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	100	100
[4]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	375	380
[3,4]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[3,4]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	200	202
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	10	10
[3,4]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	10	10
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	210
[3,4]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	220	206
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	260	252
[3,4]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	70	67
[3,4,8]	Red Oak Funding Master Trust Series 2025-1A	5.984%	12/20/2030	50	50
[3,4]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	50	49
[4]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	375	377
[4]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	240	241
[4]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	180	181
[3,4]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	201
[3,4]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	120	120
[3,4]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	220	219
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	40	40
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	30	30
[3,4]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	99	99
[3,4]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	119	119
[3,4]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	230	230
[3,4]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	565	574
[3,4]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	290	287
[3,4]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	110	109
[3,4]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	100
[3,4]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	110	108
[3,4]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	20	20
					13,145
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $13,705)					13,799
Corporate Bonds (70.4%)
Canada (1.7%)
[3]	1011778 BC ULC	6.125%	6/15/2029	110	113
[3]	1011778 BC ULC	5.625%	9/15/2029	455	464
[3]	Air Canada	3.875%	8/15/2026	545	543
[3]	Bombardier Inc.	7.250%	7/1/2031	260	277
[3]	Bombardier Inc.	6.750%	6/15/2033	100	106
	Cenovus Energy Inc.	4.650%	3/20/2031	50	50
	Enbridge Inc.	5.300%	4/5/2029	50	52
[3]	Garda World Security Corp.	7.750%	2/15/2028	240	245
[3]	Garda World Security Corp.	6.500%	1/15/2031	75	77
[3]	Garda World Security Corp.	8.250%	8/1/2032	180	183
[3]	Garda World Security Corp.	8.375%	11/15/2032	25	25
[3]	Hudbay Minerals Inc.	4.500%	4/1/2026	150	150
	Rogers Communications Inc.	7.125%	4/15/2055	170	179
	Toronto-Dominion Bank	4.456%	6/8/2032	250	250
	TransAlta Corp.	5.875%	2/1/2034	85	86
					2,800
Denmark (0.3%)
[3]	GENMAB A/S	6.250%	12/15/2032	500	512
France (1.1%)
[3]	Altice France SA	6.875%	10/15/2030	50	48
[3]	Altice France SA	6.500%	4/15/2032	450	431
[3]	Opal Bidco SAS	6.500%	3/31/2032	725	743
[3]	SNF Group SACA	3.125%	3/15/2027	485	477
[3]	SNF Group SACA	3.375%	3/15/2030	250	234
					1,933
Germany (1.0%)
[4]	Deutsche Bank AG	5.373%	1/10/2029	200	204
	Deutsche Bank AG	4.999%	9/11/2030	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	5.882%	7/8/2031	100	104
	Deutsche Bank AG	4.950%	8/4/2031	400	404
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	965	976
					1,739
Guatemala (0.1%)
[3]	Energuate Trust 2 0	6.350%	9/15/2035	230	230
Hong Kong (0.0%)
[3]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	30	30
Ireland (0.7%)
	AerCap Ireland Capital DAC	4.375%	11/15/2030	150	150
	AerCap Ireland Capital DAC	5.375%	12/15/2031	50	52
	AerCap Ireland Capital DAC	4.950%	9/10/2034	110	110
[3]	Flutter Treasury DAC	5.875%	6/4/2031	545	553
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	100	102
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	150	159
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	50	52
					1,178
Israel (0.3%)
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	455	477
Italy (0.3%)
[3]	Enel Finance International NV	4.125%	9/30/2028	430	429
Japan (0.9%)
	Honda Motor Co. Ltd.	4.688%	7/8/2030	200	202
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	85	88
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	95	99
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	538	554
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	100	89
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	200	210
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	10	11
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	220	234
					1,487
Macao (0.8%)
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	165	174
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	725	697
[3]	Wynn Macau Ltd.	6.750%	2/15/2034	515	523
					1,394
Netherlands (0.0%)
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	75	81
Poland (0.1%)
[3]	Canpack SA	3.875%	11/15/2029	120	115
Saudi Arabia (0.1%)
	Suci Second Investment Co.	4.375%	9/10/2027	200	200
South Africa (0.1%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	200	204
Spain (0.2%)
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	100	116
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	50	53
	Banco Santander SA	3.800%	2/23/2028	50	50
	Banco Santander SA	4.175%	3/24/2028	70	70
	Banco Santander SA	6.033%	1/17/2035	80	86
					375
Switzerland (0.7%)
[3]	UBS Group AG	4.151%	12/23/2029	305	305
[3]	UBS Group AG	5.617%	9/13/2030	250	261
[3]	UBS Group AG	4.398%	9/23/2031	350	348
[3]	UBS Group AG	5.010%	3/23/2037	210	208
					1,122
Turkiye (0.1%)
[3]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Kingdom (2.5%)
	BAT Capital Corp.	3.462%	9/6/2029	500	487
	BAT Capital Corp.	6.343%	8/2/2030	270	292
	BAT Capital Corp.	4.625%	3/22/2033	120	119
	BAT Capital Corp.	6.421%	8/2/2033	250	276
[3]	Belron UK Finance plc	5.750%	10/15/2029	22	23
[3]	Brightstar Lottery plc	5.750%	1/15/2033	40	40
[3]	California Buyer Ltd.	6.375%	2/15/2032	75	75
[3]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	615	623
[3]	Howden UK Refinance plc	7.250%	2/15/2031	365	376
[3]	Howden UK Refinance plc	8.125%	2/15/2032	325	335
[4]	HSBC Holdings plc	4.583%	6/19/2029	400	404
	HSBC Holdings plc	5.130%	3/3/2031	140	143
	HSBC Holdings plc	4.619%	11/6/2031	200	201
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	400	403
[4]	NatWest Group plc	4.892%	5/18/2029	250	254
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/2028	100	98
					4,149
United States (59.3%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	540	562
[3]	Acushnet Co.	5.625%	12/1/2033	80	81
[3]	ADT Security Corp.	5.875%	10/15/2033	95	96
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	300	302
[3]	Advance Auto Parts Inc.	7.375%	8/1/2033	85	86
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/2027	150	150
[4]	Alabama Power Co.	4.300%	3/15/2031	50	50
[3]	Albertsons Cos. Inc.	5.875%	2/15/2028	250	251
[3]	Albertsons Cos. Inc.	5.500%	3/31/2031	40	40
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	270	270
[3]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	265	275
[3]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	10	10
[3]	Allied Universal Holdco LLC	6.875%	6/15/2030	100	104
[3]	Allison Transmission Inc.	5.875%	6/1/2029	190	193
[3]	Allison Transmission Inc.	3.750%	1/30/2031	100	94
[3]	Allison Transmission Inc.	5.875%	12/1/2033	55	56
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	210	218
	Amazon.com Inc.	4.100%	11/20/2030	120	120
	Amazon.com Inc.	4.650%	11/20/2035	80	80
[3]	AMC Networks Inc.	10.250%	1/15/2029	80	84
	AMC Networks Inc.	4.250%	2/15/2029	80	71
[3]	AMC Networks Inc.	10.500%	7/15/2032	305	337
	Ameren Corp.	5.375%	3/15/2035	120	123
[3]	American Airlines Inc.	7.250%	2/15/2028	100	102
[3]	American Airlines Inc.	5.750%	4/20/2029	325	331
[3]	American Airlines Inc.	8.500%	5/15/2029	315	329
[3]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	50	51
	American Electric Power Co. Inc.	5.625%	3/1/2033	270	283
	American Express Co.	4.351%	7/20/2029	350	352
	American Express Co.	5.667%	4/25/2036	100	106
	American Homes 4 Rent LP	4.950%	6/15/2030	130	133
	American Honda Finance Corp.	4.600%	4/17/2030	240	242
	American Honda Finance Corp.	5.200%	3/5/2035	100	101
	American International Group Inc.	5.450%	5/7/2035	140	146
[3]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	255	268
	Amgen Inc.	5.250%	3/2/2033	50	52
[3]	Amkor Technology Inc.	5.875%	10/1/2033	40	41
	Amphenol Corp.	3.800%	11/15/2027	42	42
	Amphenol Corp.	3.900%	11/15/2028	25	25
	Amphenol Corp.	4.125%	11/15/2030	32	32
	Amphenol Corp.	4.400%	2/15/2033	28	28
	Amphenol Corp.	4.625%	2/15/2036	39	38
[3]	AmWINS Group Inc.	6.375%	2/15/2029	430	441
[3]	Antero Midstream Partners LP	5.750%	10/15/2033	70	70
[3]	Apollo Management Holdings LP	4.872%	2/15/2029	185	188
[4]	Appalachian Power Co.	4.500%	8/1/2032	260	258
[3,9]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	150	178
[3]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	190	194
[3]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	55	55
[3]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	430	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	150	155
[3]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	580	602
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	100	100
[3]	Atkore Inc.	4.250%	6/1/2031	100	96
	Ball Corp.	6.000%	6/15/2029	80	82
	Ball Corp.	5.500%	9/15/2033	20	20
[4]	Bank of America Corp.	1.922%	10/24/2031	90	80
	Bank of America Corp.	2.687%	4/22/2032	550	504
	Bank of America Corp.	5.288%	4/25/2034	175	180
	Bank of America Corp.	5.464%	5/9/2036	150	156
	Bank of New York Mellon Corp.	5.316%	6/6/2036	131	136
	Bath & Body Works Inc.	7.500%	6/15/2029	75	77
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	20	20
	Bath & Body Works Inc.	6.875%	11/1/2035	200	202
[3]	Bausch + Lomb Corp.	8.375%	10/1/2028	60	63
	Baxter International Inc.	1.730%	4/1/2031	40	34
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	225	236
[3]	Big River Steel LLC	6.625%	1/31/2029	250	251
[3]	Block Inc.	5.625%	8/15/2030	35	36
	Block Inc.	6.500%	5/15/2032	280	291
[3]	Block Inc.	6.000%	8/15/2033	30	31
[3]	Blue Racer Midstream LLC	6.625%	7/15/2026	345	346
	Boeing Co.	3.250%	2/1/2028	250	246
	Boeing Co.	5.150%	5/1/2030	175	180
	Boeing Co.	3.625%	2/1/2031	100	96
	Boeing Co.	6.388%	5/1/2031	120	130
	Boeing Co.	3.600%	5/1/2034	50	45
	Boeing Co.	6.528%	5/1/2034	300	332
	Boeing Co.	3.250%	2/1/2035	350	306
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	100	98
	Brandywine Operating Partnership LP	8.875%	4/12/2029	480	517
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	24
[3]	Bread Financial Holdings Inc.	6.750%	5/15/2031	175	181
	Brown & Brown Inc.	4.700%	6/23/2028	20	20
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	325	340
[3]	BWX Technologies Inc.	4.125%	6/30/2028	125	123
[3]	BWX Technologies Inc.	4.125%	4/15/2029	315	307
[3]	Cable One Inc.	4.000%	11/15/2030	370	285
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	200	192
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	300	292
[3]	California Resources Corp.	7.000%	1/15/2034	282	278
[3]	Calpine Corp.	4.500%	2/15/2028	245	245
	Capital One Financial Corp.	4.927%	5/10/2028	120	121
	Capital One Financial Corp.	6.312%	6/8/2029	150	157
	Capital One Financial Corp.	6.183%	1/30/2036	44	46
	Carlyle Group Inc.	5.050%	9/19/2035	21	21
[3]	Carnival Corp.	5.125%	5/1/2029	125	126
[3]	Carnival Corp.	5.875%	6/15/2031	698	721
[3]	Carnival Corp.	5.750%	8/1/2032	16	16
[3]	Carpenter Technology Corp.	5.625%	3/1/2034	40	41
[3]	CCO Holdings LLC	4.750%	3/1/2030	400	383
[3]	CCO Holdings LLC	4.500%	8/15/2030	920	867
[3]	CCO Holdings LLC	4.250%	2/1/2031	210	193
[3]	CCO Holdings LLC	4.750%	2/1/2032	115	105
	CCO Holdings LLC	4.500%	5/1/2032	560	503
	Centene Corp.	4.625%	12/15/2029	35	34
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	350	312
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	180	194
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	75	74
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	170	164
	Charter Communications Operating LLC	3.750%	2/15/2028	240	237
	Charter Communications Operating LLC	2.250%	1/15/2029	550	515
	Charter Communications Operating LLC	6.100%	6/1/2029	500	522
	Charter Communications Operating LLC	6.650%	2/1/2034	99	104
	Charter Communications Operating LLC	6.384%	10/23/2035	23	24
	Charter Communications Operating LLC	6.484%	10/23/2045	95	89
[3]	Chemours Co.	4.625%	11/15/2029	545	494
	Cheniere Energy Partners LP	5.950%	6/30/2033	275	292
[3]	Chord Energy Corp.	6.000%	10/1/2030	110	111
[3]	Churchill Downs Inc.	5.500%	4/1/2027	200	200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Churchill Downs Inc.	4.750%	1/15/2028	260	259
[3]	Cipher Compute LLC	7.125%	11/15/2030	110	112
[4]	Citigroup Inc.	3.520%	10/27/2028	620	615
	Citigroup Inc.	4.952%	5/7/2031	150	153
	Citigroup Inc.	4.503%	9/11/2031	256	257
	Citigroup Inc.	5.174%	9/11/2036	80	81
[3]	Civitas Resources Inc.	8.625%	11/1/2030	270	283
[3]	Civitas Resources Inc.	8.750%	7/1/2031	60	62
[3]	Civitas Resources Inc.	9.625%	6/15/2033	430	464
[3]	Clarios Global LP	6.750%	2/15/2030	205	214
[3]	Clarios Global LP	6.750%	9/15/2032	40	41
[3]	Clean Harbors Inc.	5.125%	7/15/2029	500	500
[3]	Clean Harbors Inc.	6.375%	2/1/2031	100	103
[3]	Clean Harbors Inc.	5.750%	10/15/2033	200	205
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	180	179
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	20	19
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	100	91
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	580	571
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	340	358
[3]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	115	120
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	35	35
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	470	492
[3]	CNX Resources Corp.	7.375%	1/15/2031	35	36
[3]	CNX Resources Corp.	7.250%	3/1/2032	235	246
	Commercial Metals Co.	4.125%	1/15/2030	15	15
[3]	Commercial Metals Co.	5.750%	11/15/2033	99	101
[3]	Commercial Metals Co.	6.000%	12/15/2035	50	51
	CommonSpirit Health	3.347%	10/1/2029	525	507
[3]	Community Health Systems Inc.	10.875%	1/15/2032	149	163
[3]	Community Health Systems Inc.	9.750%	1/15/2034	125	131
	Conagra Brands Inc.	4.850%	11/1/2028	145	147
	COPT Defense Properties LP	4.500%	10/15/2030	6	6
	COPT Defense Properties LP	2.750%	4/15/2031	100	91
	Corebridge Financial Inc.	3.900%	4/5/2032	550	522
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	150	157
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	440	442
	CRH America Finance Inc.	4.400%	2/9/2031	243	243
[3]	Crown Americas LLC	5.875%	6/1/2033	510	522
	Crown Castle Inc.	5.000%	1/11/2028	200	203
[3]	CSC Holdings LLC	11.250%	5/15/2028	50	40
[3]	CSC Holdings LLC	11.750%	1/31/2029	75	56
[3]	CSC Holdings LLC	4.125%	12/1/2030	125	77
	CVS Health Corp.	4.300%	3/25/2028	120	120
	CVS Health Corp.	1.750%	8/21/2030	100	89
	CVS Health Corp.	5.700%	6/1/2034	270	283
	CVS Health Corp.	4.875%	7/20/2035	50	49
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	150	150
[3]	DaVita Inc.	4.625%	6/1/2030	380	370
[3]	DaVita Inc.	6.875%	9/1/2032	250	260
	Dell International LLC	4.750%	10/6/2032	60	60
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	500	503
[3]	Diamond Foreign Asset Co.	8.500%	10/1/2030	315	334
[3]	Directv Financing LLC	8.875%	2/1/2030	230	233
[3]	Directv Financing LLC	10.000%	2/15/2031	337	344
[3]	DISH Network Corp.	11.750%	11/15/2027	180	187
[4]	Dominion Energy Inc.	3.375%	4/1/2030	150	145
	Duke Energy Corp.	2.550%	6/15/2031	100	91
	eBay Inc.	4.250%	3/6/2029	50	50
[3]	Element Solutions Inc.	3.875%	9/1/2028	522	511
[3]	Endo Finance Holdings Inc.	8.500%	4/15/2031	150	159
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	218	216
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	575	550
[3]	Energizer Holdings Inc.	6.000%	9/15/2033	95	91
[3]	Entegris Inc.	4.375%	4/15/2028	75	74
	Enterprise Products Operating LLC	5.200%	1/15/2036	10	10
	EOG Resources Inc.	4.400%	1/15/2031	80	80
	EOG Resources Inc.	5.000%	7/15/2032	155	159
	EQT Corp.	6.375%	4/1/2029	50	52
	ERP Operating LP	4.650%	9/15/2034	100	99
[3]	Excelerate Energy LP	8.000%	5/15/2030	275	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	3.350%	3/15/2032	50	47
	Exelon Corp.	5.625%	6/15/2035	155	162
	Extra Space Storage LP	4.950%	1/15/2033	192	194
[3]	Fair Isaac Corp.	5.250%	5/15/2026	610	611
	Fifth Third Bancorp	6.339%	7/27/2029	120	126
	FirstEnergy Corp.	2.650%	3/1/2030	300	280
[4]	FirstEnergy Corp.	2.250%	9/1/2030	100	91
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	29	28
[3]	FirstEnergy Transmission LLC	4.750%	1/15/2033	24	24
[3]	Five Corners Funding Trust III	5.791%	2/15/2033	150	158
[3]	Flash Compute LLC	7.250%	12/31/2030	145	144
	FMC Corp.	8.450%	11/1/2055	385	305
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	20	21
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	300	318
[3]	Foundry JV Holdco LLC	5.900%	1/25/2033	700	733
	Fox Corp.	4.709%	1/25/2029	450	456
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	50	50
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	310	325
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	70	70
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	100	107
[3]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	330	342
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	520	548
[3]	Gates Corp.	6.875%	7/1/2029	675	701
	General Motors Co.	5.625%	4/15/2030	200	208
	General Motors Financial Co. Inc.	5.000%	4/9/2027	100	101
	General Motors Financial Co. Inc.	5.050%	4/4/2028	250	255
	General Motors Financial Co. Inc.	2.400%	4/10/2028	250	241
	General Motors Financial Co. Inc.	4.900%	10/6/2029	360	366
	General Motors Financial Co. Inc.	3.100%	1/12/2032	100	91
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	75	77
	Genesis Energy LP	7.875%	5/15/2032	52	54
[3]	Global Atlantic Fin Co.	4.400%	10/15/2029	125	123
[3]	Global Atlantic Fin Co.	7.950%	6/15/2033	150	171
	Goldman Sachs Group Inc.	4.153%	10/21/2029	585	585
	Goldman Sachs Group Inc.	5.727%	4/25/2030	150	157
	Goldman Sachs Group Inc.	5.049%	7/23/2030	155	159
[4]	Goldman Sachs Group Inc.	4.369%	10/21/2031	120	120
	Goldman Sachs Group Inc.	5.536%	1/28/2036	100	104
	Goldman Sachs Group Inc.	4.939%	10/21/2036	393	390
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	399	409
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	45	44
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	565	575
[3]	Gray Media Inc.	9.625%	7/15/2032	165	171
[3]	Gray Media Inc.	7.250%	8/15/2033	140	143
[3]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	845	856
	HCA Inc.	4.600%	11/15/2032	30	30
	HCA Inc.	5.750%	3/1/2035	5	5
	HCA Inc.	4.900%	11/15/2035	15	15
	Helmerich & Payne Inc.	2.900%	9/29/2031	110	98
[3]	Herc Holdings Inc.	7.000%	6/15/2030	205	216
[3]	Herc Holdings Inc.	5.750%	3/15/2031	60	61
[3]	Herc Holdings Inc.	7.250%	6/15/2033	115	122
[3]	Herc Holdings Inc.	6.000%	3/15/2034	40	41
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	89	89
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	26	26
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	350	352
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	45	45
	Highwoods Realty LP	2.600%	2/1/2031	150	134
	Hillenbrand Inc.	3.750%	3/1/2031	140	140
[3]	Hilton Domestic Operating Co. Inc.	3.625%	2/15/2032	200	186
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	255	261
[3]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	105	106
	Host Hotels & Resorts LP	4.250%	12/15/2028	225	225
[3]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	100	106
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	126	125
[3]	HUB International Ltd.	7.375%	1/31/2032	50	52
	Hudson Pacific Properties LP	5.950%	2/15/2028	205	202
[3]	Imola Merger Corp.	4.750%	5/15/2029	220	217
	Intel Corp.	3.750%	8/5/2027	50	50
	Intel Corp.	4.875%	2/10/2028	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.000%	8/5/2029	220	218
	Intel Corp.	2.450%	11/15/2029	150	140
	Intel Corp.	5.125%	2/10/2030	155	159
	Intel Corp.	3.900%	3/25/2030	225	220
	Intel Corp.	2.000%	8/12/2031	250	219
	Intel Corp.	4.150%	8/5/2032	375	362
	Intel Corp.	5.150%	2/21/2034	200	202
[3]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	175	174
[3]	IQVIA Inc.	5.000%	10/15/2026	480	480
	JBS USA Holding Lux Sarl	3.000%	2/2/2029	450	433
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	100	104
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	375	413
	Jefferies Financial Group Inc.	6.200%	4/14/2034	50	53
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	605	604
[3]	JetBlue Airways Corp.	9.875%	9/20/2031	420	423
[4]	JPMorgan Chase & Co.	4.005%	4/23/2029	338	338
	JPMorgan Chase & Co.	4.995%	7/22/2030	270	277
	JPMorgan Chase & Co.	2.963%	1/25/2033	500	458
	JPMorgan Chase & Co.	5.576%	7/23/2036	340	352
[3]	Kaiser Aluminum Corp.	4.500%	6/1/2031	100	97
[3]	Kaiser Aluminum Corp.	5.875%	3/1/2034	30	30
[3]	KeHE Distributors LLC	9.000%	2/15/2029	175	184
	Kraft Heinz Foods Co.	3.750%	4/1/2030	100	98
	Lamar Media Corp.	4.000%	2/15/2030	150	145
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	190	184
[3]	Lamb Weston Holdings Inc.	4.375%	1/31/2032	170	162
[3]	LifePoint Health Inc.	9.875%	8/15/2030	165	178
[3]	LifePoint Health Inc.	11.000%	10/15/2030	40	44
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	260	272
[3]	Light & Wonder International Inc.	6.250%	10/1/2033	70	71
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	54	54
	Lowe's Cos. Inc.	4.000%	10/15/2028	10	10
	Lowe's Cos. Inc.	4.250%	3/15/2031	25	25
	Lowe's Cos. Inc.	3.750%	4/1/2032	5	5
	Lowe's Cos. Inc.	4.500%	10/15/2032	135	134
	Lowe's Cos. Inc.	4.850%	10/15/2035	120	119
	M&T Bank Corp.	6.082%	3/13/2032	184	196
	M&T Bank Corp.	5.400%	7/30/2035	41	41
[3]	Magnera Corp.	4.750%	11/15/2029	290	268
[3]	Mars Inc.	5.200%	3/1/2035	24	25
	Martin Marietta Materials Inc.	2.400%	7/15/2031	100	90
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	315	316
[3]	Match Group Holdings II LLC	6.125%	9/15/2033	110	111
[3]	McAfee Corp.	7.375%	2/15/2030	200	175
	McKesson Corp.	4.650%	5/30/2030	300	305
	McKesson Corp.	4.950%	5/30/2032	120	123
[3]	Medline Borrower LP	3.875%	4/1/2029	415	406
[3]	Medline Borrower LP	6.250%	4/1/2029	150	155
	Merck & Co. Inc.	4.150%	3/15/2031	135	135
	Meta Platforms Inc.	4.200%	11/15/2030	180	180
	Meta Platforms Inc.	4.600%	11/15/2032	76	77
	Meta Platforms Inc.	4.875%	11/15/2035	146	146
	MidAmerican Energy Co.	6.750%	12/30/2031	300	337
[3]	Midcontinent Communications	8.000%	8/15/2032	615	631
[3]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	70	72
[3]	MIWD Holdco II LLC	5.500%	2/1/2030	420	407
[4]	Morgan Stanley	3.591%	7/22/2028	400	397
[4]	Morgan Stanley	4.356%	10/22/2031	360	359
[4]	Morgan Stanley Bank NA	4.968%	7/14/2028	700	710
[3]	MPT Operating Partnership LP	8.500%	2/15/2032	515	550
	Navient Corp.	5.500%	3/15/2029	140	139
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	55	55
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	355	364
[3]	NCL Corp. Ltd.	6.250%	9/15/2033	75	75
[3]	Newell Brands Inc.	8.500%	6/1/2028	130	136
	Newell Brands Inc.	6.625%	9/15/2029	470	468
	Newell Brands Inc.	7.500%	4/1/2046	200	167
[3]	Nexstar Media Inc.	5.625%	7/15/2027	15	15
[3]	Nexstar Media Inc.	4.750%	11/1/2028	15	15
	NiSource Inc.	5.200%	7/1/2029	125	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	50	50
[3]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	40	40
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	595	595
	Northern Trust Corp.	4.150%	11/19/2030	26	26
	Northern Trust Corp.	6.125%	11/2/2032	155	169
[3]	Novelis Corp.	4.750%	1/30/2030	770	744
[3]	Novelis Corp.	6.375%	8/15/2033	75	76
[3]	NRG Energy Inc.	5.750%	7/15/2029	170	171
[3]	NRG Energy Inc.	6.250%	11/1/2034	300	308
	Occidental Petroleum Corp.	6.625%	9/1/2030	50	54
	Ohio Power Co.	5.000%	6/1/2033	100	101
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	50	49
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	130	133
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	555	558
	OneMain Finance Corp.	3.500%	1/15/2027	150	149
	OneMain Finance Corp.	6.625%	5/15/2029	400	414
	OneMain Finance Corp.	6.125%	5/15/2030	20	20
	OneMain Finance Corp.	6.750%	3/15/2032	50	51
	OneMain Finance Corp.	6.500%	3/15/2033	70	71
	OneMain Finance Corp.	6.750%	9/15/2033	70	71
	Oracle Corp.	4.450%	9/26/2030	170	166
	Oracle Corp.	2.875%	3/25/2031	50	45
	Oracle Corp.	4.800%	9/26/2032	58	56
	Oracle Corp.	4.300%	7/8/2034	90	81
	Oracle Corp.	5.500%	8/3/2035	100	98
	Oracle Corp.	5.200%	9/26/2035	157	151
[3]	Organon & Co.	5.125%	4/30/2031	100	83
[3]	Organon & Co.	6.750%	5/15/2034	480	432
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	275	281
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	480	498
	Paramount Global	3.700%	6/1/2028	15	15
	Paramount Global	7.875%	7/30/2030	10	11
	Paramount Global	4.200%	5/19/2032	15	14
[3]	Park Intermediate Holdings LLC	4.875%	5/15/2029	70	68
[3]	Park Intermediate Holdings LLC	7.000%	2/1/2030	70	72
[3]	Pattern Energy Operations LP	4.500%	8/15/2028	290	286
[3]	Performance Food Group Inc.	5.500%	10/15/2027	400	400
[3]	Performance Food Group Inc.	4.250%	8/1/2029	100	98
[3]	Performance Food Group Inc.	6.125%	9/15/2032	100	103
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	30	30
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	445	479
[3]	Permian Resources Operating LLC	7.000%	1/15/2032	158	165
[3]	Permian Resources Operating LLC	6.250%	2/1/2033	155	159
	Pfizer Inc.	4.500%	11/15/2032	230	230
	Philip Morris International Inc.	2.100%	5/1/2030	400	366
	Philip Morris International Inc.	4.250%	10/29/2032	45	44
	Philip Morris International Inc.	5.375%	2/15/2033	250	262
	Philip Morris International Inc.	4.625%	10/29/2035	15	15
	Plains All American Pipeline LP	3.800%	9/15/2030	120	116
	Plains All American Pipeline LP	4.700%	1/15/2031	20	20
	PNC Financial Services Group Inc.	5.373%	7/21/2036	200	206
[3]	Post Holdings Inc.	4.500%	9/15/2031	240	227
[3]	Post Holdings Inc.	6.500%	3/15/2036	125	125
	PPL Capital Funding Inc.	5.250%	9/1/2034	50	51
	Principal Financial Group Inc.	3.700%	5/15/2029	325	320
[4]	Public Service Co. of Colorado	1.900%	1/15/2031	300	267
	Public Service Electric & Gas Co.	4.850%	8/1/2034	100	101
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	443
[3]	Qnity Electronics Inc.	5.750%	8/15/2032	40	41
[3]	Qnity Electronics Inc.	6.250%	8/15/2033	30	31
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	215	224
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	310	324
[3]	QXO Building Products Inc.	6.750%	4/30/2032	380	397
[3]	Radiology Partners Inc.	8.500%	7/15/2032	200	209
	Range Resources Corp.	8.250%	1/15/2029	505	513
	Realty Income Corp.	2.100%	3/15/2028	180	173
[4]	Regal Rexnord Corp.	6.300%	2/15/2030	50	53
	Regal Rexnord Corp.	6.400%	4/15/2033	100	108
	Regions Financial Corp.	5.502%	9/6/2035	54	56
[3]	RHP Hotel Properties LP	6.500%	4/1/2032	265	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	25	26
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	422	436
[3]	Rocket Cos. Inc.	7.125%	2/1/2032	50	53
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	372	389
[3]	Rocket Software Inc.	9.000%	11/28/2028	300	309
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	110	108
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	140	138
	RTX Corp.	6.000%	3/15/2031	130	140
[3]	Ryan Specialty LLC	5.875%	8/1/2032	185	189
	Ryder System Inc.	4.300%	12/1/2030	208	207
	SBA Communications Corp.	3.125%	2/1/2029	100	96
[3]	Science Applications International Corp.	5.875%	11/1/2033	100	101
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	45	41
[3]	Sealed Air Corp.	6.875%	7/15/2033	50	53
[3]	Service Properties Trust	0.000%	9/30/2027	85	77
	Service Properties Trust	3.950%	1/15/2028	60	57
	Service Properties Trust	8.375%	6/15/2029	732	737
[3]	Six Flags Entertainment Corp.	7.250%	5/15/2031	75	72
	Sixth Street Lending Partners	5.750%	1/15/2030	150	152
[3]	SM Energy Co.	6.750%	8/1/2029	30	30
[3]	SM Energy Co.	7.000%	8/1/2032	455	448
[3]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	60	61
	Southern Co.	5.113%	8/1/2027	50	51
[4]	Southern Co.	3.700%	4/30/2030	400	390
[4]	Southern Power Co.	4.900%	10/1/2035	20	20
	Sprint Capital Corp.	8.750%	3/15/2032	100	121
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	520	520
[3]	Standard Building Solutions Inc.	6.250%	8/1/2033	20	20
[3]	Star Parent Inc.	9.000%	10/1/2030	150	160
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	175	182
	State Street Corp.	4.784%	10/23/2036	90	90
	Steel Dynamics Inc.	4.000%	12/15/2028	70	70
	Steel Dynamics Inc.	5.250%	5/15/2035	110	112
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	200	203
[3]	Sunoco LP	7.000%	9/15/2028	100	103
[3]	Sunoco LP	5.625%	3/15/2031	280	281
[3]	Sunoco LP	7.875%	Perpetual	85	87
[3]	Talen Energy Supply LLC	6.250%	2/1/2034	115	117
[3]	Talen Energy Supply LLC	6.500%	2/1/2036	85	88
[3]	Tallgrass Energy Partners LP	7.375%	2/15/2029	225	233
[3]	Tallgrass Energy Partners LP	6.000%	12/31/2030	75	76
[3]	Tallgrass Energy Partners LP	6.000%	9/1/2031	75	74
[3]	Tallgrass Energy Partners LP	6.750%	3/15/2034	205	205
	Tenet Healthcare Corp.	4.375%	1/15/2030	50	49
	Tenet Healthcare Corp.	6.125%	6/15/2030	265	271
[3]	Tenet Healthcare Corp.	5.500%	11/15/2032	385	390
	T-Mobile USA Inc.	2.625%	2/15/2029	383	366
	T-Mobile USA Inc.	4.625%	1/15/2033	50	50
[3]	TopBuild Corp.	4.125%	2/15/2032	125	119
[3]	TopBuild Corp.	5.625%	1/31/2034	75	76
[3]	TransDigm Inc.	6.750%	8/15/2028	50	51
[3]	TransDigm Inc.	6.000%	1/15/2033	50	51
[3]	TransDigm Inc.	6.375%	5/31/2033	785	805
[3]	Transocean International Ltd.	8.250%	5/15/2029	135	136
[3]	Transocean International Ltd.	8.750%	2/15/2030	236	247
[3]	Transocean International Ltd.	8.500%	5/15/2031	45	45
[3]	Transocean International Ltd.	7.875%	10/15/2032	40	42
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	41	41
[4]	Truist Financial Corp.	5.071%	5/20/2031	329	338
	Tyson Foods Inc.	3.550%	6/2/2027	710	705
	Tyson Foods Inc.	4.875%	8/15/2034	300	299
	Uber Technologies Inc.	4.800%	9/15/2034	30	30
	Uber Technologies Inc.	4.800%	9/15/2035	65	65
[3]	UKG Inc.	6.875%	2/1/2031	395	407
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	50	50
	UnitedHealth Group Inc.	2.000%	5/15/2030	50	46
[3]	Univision Communications Inc.	7.375%	6/30/2030	60	61
[3]	Univision Communications Inc.	8.500%	7/31/2031	405	423
[3]	Univision Communications Inc.	9.375%	8/1/2032	350	376
	US Bancorp	5.083%	5/15/2031	103	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	2.491%	11/3/2036	200	175
[3]	US Foods Inc.	6.875%	9/15/2028	100	103
[3]	Vail Resorts Inc.	5.625%	7/15/2030	285	290
[3]	Valaris Ltd.	8.375%	4/30/2030	175	182
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	165	155
[3]	Venture Global LNG Inc.	8.125%	6/1/2028	60	61
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	160	159
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	700	723
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	60	61
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	100	108
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	25	26
[3]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	320	327
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	285	292
	Verizon Communications Inc.	4.750%	1/15/2033	315	315
[3]	Versant Media Group Inc.	7.250%	1/30/2031	40	41
[3]	Vistra Operations Co. LLC	4.375%	5/1/2029	180	178
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	225	239
[4]	Warnermedia Holdings Inc.	4.279%	3/15/2032	95	83
[4]	Warnermedia Holdings Inc.	5.050%	3/15/2042	210	148
[4]	Warnermedia Holdings Inc.	5.141%	3/15/2052	130	86
[3]	Wayfair LLC	7.250%	10/31/2029	60	63
[3]	Wayfair LLC	7.750%	9/15/2030	325	346
	Wells Fargo & Co.	5.211%	12/3/2035	100	102
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	175	181
	Whirlpool Corp.	6.125%	6/15/2030	297	297
	Whirlpool Corp.	6.500%	6/15/2033	428	415
	Williams Cos. Inc.	4.650%	8/15/2032	300	301
	Williams Cos. Inc.	5.600%	3/15/2035	100	104
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	580	551
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	170	174
[3]	WR Grace Holdings LLC	6.625%	8/15/2032	180	182
[3]	WULF Compute LLC	7.750%	10/15/2030	340	350
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	125	123
	X Corp.	9.500%	10/26/2029	70	70
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	290	287
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	305	313
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	55	58
					100,051
Zambia (0.1%)
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	39	41
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	180	192
[3]	First Quantum Minerals Ltd.	7.250%	2/15/2034	20	21
					254
Total Corporate Bonds (Cost $117,830)					118,964
Floating Rate Loan Interests (1.9%)
United Kingdom (0.1%)
[5]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	125	126
United States (1.8%)
[5]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	348	348
[5]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	7.966%	1/15/2031	110	110
[5]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.922%	9/13/2032	20	20
[5]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.250%	6.120%	10/16/2031	199	199
[5]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.252%	7/6/2029	99	84
[5]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.966%	10/28/2032	30	30
[5]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.466%	1/28/2032	160	160
[5]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.250%	6.922%	3/21/2031	259	260
[5]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	6.966%	4/1/2032	1	1
[5]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.500%	7.259%	8/20/2032	200	199
[5]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	348	345
[5]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.172%	8/15/2030	203	203
[5]	First Student Bidco Inc. First Lien Term Loan C, TSFR3M + 2.500%	6.172%	8/15/2030	37	37
[5]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	6.122%	9/30/2032	30	30
[5]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	75	76
[5]	Magnera Corp. First Lien Term Loan, TSFR3M + 4.250%	8.072%	11/4/2031	90	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.716%	3/1/2029	248	228
[5]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 1.750%	5.466%	10/23/2030	50	50
[5]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR12M + 2.250%	6.233%	10/29/2032	35	35
[5]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.466%	11/28/2028	4	4
[5]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.280%	6/25/2032	344	344
[5]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.216%	7/31/2031	248	249
					3,102
Total Floating Rate Loan Interests (Cost $3,233)					3,228
Sovereign Bonds (10.6%)
Argentina (0.6%)
[4]	Argentine Republic	1.000%	7/9/2029	34	31
[4]	Argentine Republic	0.750%	7/9/2030	581	494
[4]	Argentine Republic	5.000%	1/9/2038	200	155
[4]	Argentine Republic	4.125%	7/9/2046	310	221
[4]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	167	168
					1,069
Benin (0.1%)
[4]	Benin Government Bond	8.375%	1/23/2041	200	211
Brazil (0.6%)
	Federative Republic of Brazil	5.500%	11/6/2030	200	203
	Federative Republic of Brazil	5.500%	2/4/2033	829	818
					1,021
Bulgaria (0.1%)
[4,9]	Republic of Bulgaria	4.125%	7/18/2045	129	145
Chile (0.2%)
[4]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	200	213
[4]	Republic of Chile	2.550%	1/27/2032	200	179
					392
Colombia (0.3%)
	Ecopetrol SA	4.625%	11/2/2031	100	89
[4]	Republic of Colombia	3.000%	1/30/2030	450	405
					494
Costa Rica (0.3%)
	Republic of Costa Rica	6.125%	2/19/2031	500	526
Dominican Republic (1.0%)
[4]	Dominican Republic	4.500%	1/30/2030	431	421
[4]	Dominican Republic	7.050%	2/3/2031	900	967
[3,4]	Dominican Republic	5.875%	10/28/2035	200	200
					1,588
Ecuador (0.0%)
[4]	Republic of Ecuador	0.000%	7/31/2030	38	32
Egypt (0.1%)
[4]	Arab Republic of Egypt	8.500%	1/31/2047	200	197
El Salvador (0.5%)
[4]	Republic of El Salvador	9.250%	4/17/2030	747	811
Hungary (0.6%)
[4]	Republic of Hungary	5.250%	6/16/2029	240	245
[4,9]	Republic of Hungary	5.375%	9/12/2033	200	251
[4]	Republic of Hungary	5.500%	6/16/2034	200	203
[4]	Republic of Hungary	6.750%	9/23/2055	200	209
					908
Indonesia (0.5%)
[4]	Republic of Indonesia	4.150%	9/20/2027	50	50
[4,9]	Republic of Indonesia	3.650%	9/10/2032	100	118
[9]	Republic of Indonesia	3.750%	10/16/2033	510	594
					762
Ivory Coast (0.1%)
[4]	Ivory Coast Government Bond	7.625%	1/30/2033	200	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jordan (0.1%)
[4]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	200	209
Kazakhstan (0.2%)
[3,4]	Republic of Kazakhstan	4.412%	10/28/2030	200	199
[4]	Republic of Kazakhstan	4.412%	10/28/2030	200	199
					398
Mexico (2.4%)
	Petroleos Mexicanos	8.750%	6/2/2029	1,345	1,441
	Petroleos Mexicanos	6.840%	1/23/2030	565	574
	Petroleos Mexicanos	6.950%	1/28/2060	150	122
[4]	United Mexican States	4.750%	4/27/2032	200	195
[4]	United Mexican States	5.850%	7/2/2032	1,120	1,151
[4]	United Mexican States	5.375%	3/22/2033	201	199
[4]	United Mexican States	6.875%	5/13/2037	200	213
[9]	United Mexican States	5.125%	3/19/2038	123	143
					4,038
Morocco (0.4%)
[4]	Kingdom of Morocco	3.000%	12/15/2032	570	502
[4]	Kingdom of Morocco	4.000%	12/15/2050	200	146
					648
Nigeria (0.3%)
[4]	Federal Republic of Nigeria	8.375%	3/24/2029	400	426
Pakistan (0.1%)
[4]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	225	230
Paraguay (0.4%)
[4]	Paraguay Government Bond	4.950%	4/28/2031	720	731
Philippines (0.0%)
	Republic of the Philippines	5.170%	10/13/2027	50	51
Poland (0.1%)
[4]	Republic of Poland	4.875%	2/12/2030	86	89
Romania (0.1%)
[4]	Republic of Romania	5.875%	1/30/2029	150	155
Saudi Arabia (0.1%)
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	200	201
Serbia (0.5%)
[4,9]	Serbia International Bond	3.125%	5/15/2027	171	200
[4,9]	Serbia International Bond	1.500%	6/26/2029	300	326
[4]	Serbia International Bond	2.125%	12/1/2030	250	219
					745
South Africa (0.3%)
[3,4]	Republic of South Africa	7.250%	12/11/2055	460	455
Turkiye (0.3%)
[4]	Republic of Turkiye	5.950%	1/15/2031	200	202
[4]	Republic of Turkiye	7.125%	2/12/2032	300	317
					519
Ukraine (0.1%)
[4]	Ukraine Government Bond	0.000%	2/1/2035	100	56
[4]	Ukraine Government Bond	4.500%	2/1/2035	200	120
					176
Uzbekistan (0.1%)
[4]	Republic of Uzbekistan Bond	5.375%	2/20/2029	200	201
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	191	188
Total Sovereign Bonds (Cost $17,550)					17,831

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[10]	Vanguard Market Liquidity Fund (Cost $1,801)	3.780%	18,011	1,801
Total Investments (99.2%) (Cost $166,037)				167,534
Other Assets and Liabilities—Net (0.8%)				1,310
Net Assets (100%)				168,844
Cost is in $000.
1	Securities with a value of $92 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $137 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $84,554, representing 50.1% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Security value determined using significant unobservable inputs.
9	Face amount denominated in euro.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	47	9,813	4
Long U.S. Treasury Bond	March 2026	9	1,040	(3)
Ultra 10-Year U.S. Treasury Note	March 2026	19	2,185	(6)
Ultra Long U.S. Treasury Bond	March 2026	13	1,534	(17)
				(22)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(85)	(9,291)	24
10-Year U.S. Treasury Note	March 2026	(15)	(1,686)	5
Euro-Bobl	March 2026	(2)	(273)	1
Euro-Bund	March 2026	(5)	(750)	5
Euro-Buxl	March 2026	(1)	(129)	2
Euro-Schatz	March 2026	(1)	(125)	—
				37
				15

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	EUR	105	USD	123	1	—
State Street Bank & Trust Co.	3/18/2026	EUR	6	USD	7	—	—
Toronto-Dominion Bank	3/18/2026	USD	1,740	EUR	1,488	—	(14)
State Street Bank & Trust Co.	3/18/2026	USD	267	EUR	226	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	113	EUR	96	—	—
						1	(14)

EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Turkiye	12/20/2030	USD	118	1.000	(5)	3

Credit Protection Purchased
Republic of Colombia	12/20/2030	USD	560	(1.000)	26	3
						6
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,911	—	11,911
Asset-Backed/Commercial Mortgage-Backed Securities	—	13,749	50	13,799
Corporate Bonds	—	118,964	—	118,964
Floating Rate Loan Interests	—	3,228	—	3,228
Sovereign Bonds	—	17,831	—	17,831
Temporary Cash Investments	1,801	—	—	1,801
Total	1,801	165,683	50	167,534

Derivative Financial Instruments
Assets
Futures Contracts[1]	41	—	—	41
Forward Currency Contracts	—	1	—	1
Swap Contracts[1]	—	6	—	6
Total	41	7	—	48
Liabilities
Futures Contracts[1]	(26)	—	—	(26)
Forward Currency Contracts	—	(14)	—	(14)
Total	(26)	(14)	—	(40)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.